Long-term debt - Principal on long-term debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 46,385
2023	43,747
2024	43,747
2025	43,748
2026	209,655
2027 and thereafter	4,500
Total	$ 391,782	$ 421,464